Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group, Inc.
2.45%, 04/30/30	$3,493	$3,236,024
4.20%, 06/01/30	3,491	3,469,075
4.75%, 03/30/30	2,557	2,581,421
		9,286,520
Aerospace & Defense — 1.8%
Boeing Co.(The)
2.95%, 02/01/30	3,725	3,534,308
5.15%, 05/01/30	21,726	22,325,537
General Dynamics Corp., 3.63%, 04/01/30	4,976	4,884,075
General Electric Co., 4.30%, 07/29/30	4,112	4,140,887
Lockheed Martin Corp.
1.85%, 06/15/30	2,346	2,132,031
4.40%, 08/15/30	4,063	4,104,449
Northrop Grumman Corp.
4.40%, 05/01/30	3,602	3,628,284
4.65%, 07/15/30	2,469	2,509,931
RTX Corp., 2.25%, 07/01/30(a)	5,334	4,920,527
		52,180,029
Agriculture — 1.8%
Altria Group, Inc.
3.40%, 05/06/30	3,395	3,273,122
4.50%, 08/06/30	3,194	3,216,218
Archer-Daniels-Midland Co., 3.25%, 03/27/30	5,046	4,872,488
BAT Capital Corp.
4.91%, 04/02/30(a)	4,622	4,715,533
6.34%, 08/02/30	5,231	5,652,824
Bunge Ltd. Finance Corp., 4.55%, 08/04/30	3,410	3,434,963
Philip Morris International, Inc.
1.75%, 11/01/30	4,801	4,279,232
2.10%, 05/01/30	4,189	3,841,111
4.00%, 10/29/30(a)	3,538	3,498,769
4.38%, 04/30/30	3,531	3,551,079
5.13%, 02/15/30(a)	9,072	9,365,951
5.50%, 09/07/30	3,104	3,258,999
		52,960,289
Airlines — 0.3%
Delta Air Lines, Inc., 5.25%, 07/10/30	4,946	5,066,606
Southwest Airlines Co., 2.63%, 02/10/30(a)	2,382	2,216,543
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31(a)	2,017	1,977,667
		9,260,816
Apparel — 0.5%
NIKE, Inc., 2.85%, 03/27/30	7,547	7,197,332
PVH Corp., 5.50%, 06/13/30	2,754	2,799,885
Ralph Lauren Corp., 2.95%, 06/15/30	3,460	3,283,303
Tapestry, Inc., 5.10%, 03/11/30(a)	1,975	2,024,431
		15,304,951
Auto Manufacturers — 3.5%
American Honda Finance Corp.
4.50%, 09/04/30	3,378	3,390,059
4.60%, 04/17/30	3,350	3,383,005
4.80%, 03/05/30(a)	2,116	2,158,015
5.85%, 10/04/30	2,537	2,689,233
Cummins, Inc., 1.50%, 09/01/30	4,871	4,351,053
Ford Motor Co., 9.63%, 04/22/30(a)	2,068	2,405,487
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	8,700	8,273,190
Security	Par (000)	Value
Auto Manufacturers (continued)
5.73%, 09/05/30	$6,453	$6,603,545
7.20%, 06/10/30	3,597	3,869,254
7.35%, 03/06/30(a)	5,244	5,659,018
General Motors Co., 5.63%, 04/15/30(a)	3,445	3,588,616
General Motors Financial Co., Inc.
3.60%, 06/21/30	6,300	6,079,772
5.35%, 01/07/30	5,719	5,907,877
5.45%, 07/15/30	4,533	4,710,904
5.85%, 04/06/30(a)	4,162	4,372,875
Honda Motor Co. Ltd., 4.69%, 07/08/30	6,315	6,383,713
PACCAR Financial Corp., 4.55%, 05/08/30	2,196	2,235,088
Toyota Motor Corp., 4.45%, 06/30/30(a)	1,358	1,371,840
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	3,247	3,013,771
3.38%, 04/01/30	4,317	4,194,504
4.55%, 05/17/30(a)	2,783	2,827,750
4.80%, 05/15/30	3,429	3,510,507
4.95%, 01/09/30	3,577	3,683,798
5.55%, 11/20/30(a)	5,743	6,069,877
		100,732,751
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30	1,926	1,853,361
Magna International, Inc., 2.45%, 06/15/30(a)	3,880	3,598,955
		5,452,316
Banks — 6.9%
Banco Santander SA
2.75%, 12/03/30	8,152	7,431,470
3.49%, 05/28/30(a)	4,843	4,670,819
4.55%, 11/06/30	5,549	5,552,591
5.57%, 01/17/30	4,281	4,456,053
Bank of Nova Scotia (The), 4.85%, 02/01/30(a)	5,917	6,046,053
BankUnited, Inc., 5.13%, 06/11/30(a)	1,012	1,015,556
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	3,679	3,666,959
Capital One NA, 2.70%, 02/06/30	2,429	2,286,717
Citibank N.A., 4.91%, 05/29/30	12,524	12,849,811
Citizens Financial Group, Inc.
2.50%, 02/06/30	1,653	1,540,822
3.25%, 04/30/30	3,788	3,620,230
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,246	2,243,388
First Horizon Bank, 5.75%, 05/01/30(a)	1,490	1,537,808
Goldman Sachs Group, Inc.(The)
2.60%, 02/07/30	10,117	9,498,813
3.80%, 03/15/30	12,081	11,897,785
HSBC Holdings PLC, 4.95%, 03/31/30	11,621	11,897,845
Huntington Bancshares, Inc./Ohio, 2.55%, 02/04/30	4,120	3,843,567
Huntington National Bank (The), 5.65%, 01/10/30	3,963	4,145,536
JPMorgan Chase & Co., 8.75%, 09/01/30	2,676	3,151,982
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	5,823	5,295,016
2.56%, 02/25/30	4,957	4,637,283
National Australia Bank Ltd./New York
4.53%, 06/13/30	3,325	3,376,975
4.90%, 01/14/30	3,076	3,164,650
Northern Trust Corp.
1.95%, 05/01/30	5,550	5,083,445
4.15%, 11/19/30(a)	2,414	2,413,578

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/30(a)	$9,939	$9,353,917
State Street Corp.
2.40%, 01/24/30(a)	3,293	3,106,959
4.73%, 02/28/30	2,681	2,743,334
4.83%, 04/24/30(a)	4,581	4,707,579
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	7,250	6,604,783
2.14%, 09/23/30	2,765	2,499,331
2.75%, 01/15/30	5,799	5,471,463
5.24%, 04/15/30(a)	3,692	3,818,943
5.71%, 01/13/30	6,075	6,380,579
5.85%, 07/13/30	2,853	3,021,920
Toronto-Dominion Bank (The), 4.81%, 06/03/30	5,042	5,144,723
Truist Bank, 2.25%, 03/11/30	6,657	6,094,373
Truist Financial Corp., 1.95%, 06/05/30(a)	3,689	3,353,933
U.S. Bancorp, 1.38%, 07/22/30	7,146	6,325,042
Westpac Banking Corp.
2.65%, 01/16/30	3,099	2,938,651
4.35%, 07/01/30	1,915	1,929,547
		198,819,829
Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	8,429	8,234,562
Coca-Cola Co.(The)
1.65%, 06/01/30	7,405	6,710,873
3.45%, 03/25/30	5,489	5,377,392
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	4,510	4,261,719
Constellation Brands, Inc.
2.88%, 05/01/30	3,233	3,051,462
4.80%, 05/01/30(a)	2,335	2,374,737
Diageo Capital PLC, 2.00%, 04/29/30	5,272	4,824,413
Diageo Investment Corp., 5.13%, 08/15/30	4,229	4,375,264
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	3,624	3,445,356
4.60%, 05/15/30	2,562	2,572,862
PepsiCo, Inc.
1.63%, 05/01/30	5,009	4,540,219
2.75%, 03/19/30	7,379	7,017,824
4.30%, 07/23/30(a)	2,980	3,009,201
4.60%, 02/07/30	3,780	3,861,086
		63,656,970
Biotechnology — 1.5%
Amgen, Inc.
2.45%, 02/21/30	6,175	5,773,784
5.25%, 03/02/30(a)	12,503	12,974,352
Biogen, Inc., 2.25%, 05/01/30	7,817	7,185,773
Gilead Sciences, Inc., 1.65%, 10/01/30	5,977	5,354,793
Illumina, Inc., 4.75%, 12/12/30	2,954	2,984,129
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	5,691	5,093,129
Royalty Pharma PLC, 2.20%, 09/02/30	4,889	4,444,658
		43,810,618
Building Materials — 1.3%
Amrize Finance U.S. LLC, 4.95%, 04/07/30	4,198	4,297,400
Carlisle Companies, Inc., 2.75%, 03/01/30	3,806	3,595,808
Carrier Global Corp., 2.72%, 02/15/30	9,687	9,128,195
CRH SMW Finance DAC, 5.13%, 01/09/30	5,350	5,513,367
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	3,320	2,967,785
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/30	$2,604	$2,429,833
Masco Corp., 2.00%, 10/01/30	2,125	1,903,547
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	1,720	1,673,082
Owens Corning
3.50%, 02/15/30(a)	2,093	2,032,990
3.88%, 06/01/30	1,371	1,343,789
Vulcan Materials Co., 3.50%, 06/01/30	3,734	3,617,405
		38,503,201
Chemicals — 1.1%
Air Products and Chemicals, Inc., 2.05%, 05/15/30(a)	4,628	4,261,475
Dow Chemical Co. (The), 2.10%, 11/15/30	4,223	3,748,288
Ecolab, Inc., 4.80%, 03/24/30	3,791	3,886,120
EIDP, Inc., 2.30%, 07/15/30	2,603	2,409,083
Linde, Inc./CT, 1.10%, 08/10/30	3,320	2,916,933
LYB International Finance III LLC, 2.25%, 10/01/30	2,863	2,554,938
Mosaic Co. (The), 4.60%, 11/15/30(a)	1,013	1,015,708
Nutrien Ltd., 2.95%, 05/13/30	2,688	2,543,163
PPG Industries, Inc., 2.55%, 06/15/30	1,509	1,407,564
Sherwin-Williams Co.(The)
2.30%, 05/15/30	2,280	2,102,185
4.50%, 08/15/30(a)	2,299	2,319,006
Westlake Corp., 3.38%, 06/15/30(a)	1,727	1,653,731
		30,818,194
Commercial Services — 1.6%
Automatic Data Processing, Inc., 1.25%, 09/01/30	4,667	4,126,568
Block Financial LLC, 3.88%, 08/15/30(a)	3,609	3,476,565
Emory University, Series 2020, 2.14%, 09/01/30(a)	1,503	1,374,801
Equifax, Inc., 3.10%, 05/15/30	2,843	2,695,805
Global Payments, Inc.
2.90%, 05/15/30	5,715	5,309,854
4.88%, 11/15/30	5,884	5,883,528
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30(a)	1,490	1,495,805
PayPal Holdings, Inc., 2.30%, 06/01/30	4,879	4,518,572
President and Fellows of Harvard College, 4.89%, 03/15/30(a)(b)	671	691,701
Quanta Services, Inc., 2.90%, 10/01/30	4,667	4,377,500
RELX Capital, Inc.
3.00%, 05/22/30	3,686	3,505,357
4.75%, 03/27/30	3,276	3,336,745
S&P Global, Inc., 1.25%, 08/15/30(a)	2,593	2,280,752
Trustees of Dartmouth College, 4.27%, 06/01/30	351	352,379
Trustees of Princeton University (The), 4.65%, 07/01/30	706	722,768
Yale University, Series 2020, 1.48%, 04/15/30	2,577	2,327,176
		46,475,876
Computers — 2.4%
Amdocs Ltd., 2.54%, 06/15/30	3,644	3,347,900
Apple, Inc.
1.25%, 08/20/30	6,372	5,655,456
1.65%, 05/11/30	7,825	7,116,852
4.15%, 05/10/30	2,223	2,244,367
4.20%, 05/12/30	4,155	4,198,947
CGI, Inc., 4.95%, 03/14/30	3,132	3,172,273
Dell International LLC/EMC Corp.
4.35%, 02/01/30	3,503	3,498,814
5.00%, 04/01/30(a)	3,998	4,090,184

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.20%, 07/15/30	$3,711	$3,959,568
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	2,083	2,086,985
Hewlett Packard Enterprise Co., 4.40%, 10/15/30	4,706	4,683,286
HP, Inc.
3.40%, 06/17/30	2,351	2,250,297
5.40%, 04/25/30	2,337	2,413,611
International Business Machines Corp.
1.95%, 05/15/30(a)	6,819	6,218,469
4.80%, 02/10/30(a)	4,611	4,713,010
Leidos, Inc., 4.38%, 05/15/30	2,205	2,202,387
NetApp, Inc., 2.70%, 06/22/30	3,934	3,664,904
Teledyne FLIR LLC, 2.50%, 08/01/30	2,297	2,127,450
		67,644,760
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co., 4.20%, 05/01/30	2,800	2,820,661
Estee Lauder Companies, Inc. (The), 2.60%, 04/15/30(a)	2,940	2,763,220
Kenvue, Inc., 5.00%, 03/22/30(a)	5,091	5,237,592
Procter & Gamble Co.(The)
1.20%, 10/29/30	6,543	5,764,683
3.00%, 03/25/30	6,570	6,332,887
4.05%, 05/01/30	3,827	3,846,928
Unilever Capital Corp., 1.38%, 09/14/30(a)	2,695	2,399,832
		29,165,803
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.38%, 11/15/30	3,377	3,361,198
6.15%, 09/30/30	4,257	4,538,410
Affiliated Managers Group, Inc., 3.30%, 06/15/30	1,979	1,887,029
Air Lease Corp.
3.00%, 02/01/30	2,881	2,708,510
3.13%, 12/01/30(a)	3,043	2,836,723
BGC Group, Inc., 6.15%, 04/02/30	3,210	3,313,777
Brookfield Asset Management Ltd., 4.65%, 11/15/30(a)	2,071	2,089,181
Brookfield Finance, Inc., 4.35%, 04/15/30	3,706	3,714,412
Cboe Global Markets, Inc., 1.63%, 12/15/30(a)	2,476	2,190,879
Charles Schwab Corp. (The), 4.63%, 03/22/30	2,302	2,352,078
CME Group, Inc., 4.40%, 03/15/30	3,389	3,433,480
Franklin Resources, Inc., 1.60%, 10/30/30(a)	4,176	3,706,481
Intercontinental Exchange, Inc., 2.10%, 06/15/30	6,868	6,297,812
Jefferies Financial Group, Inc., 4.15%, 01/23/30	5,457	5,384,092
LPL Holdings, Inc.
5.15%, 06/15/30	2,673	2,725,796
5.20%, 03/15/30	3,823	3,908,969
Mastercard, Inc., 3.35%, 03/26/30	6,621	6,460,592
Nomura Holdings, Inc.
2.68%, 07/16/30	4,762	4,406,451
3.10%, 01/16/30	6,566	6,242,197
4.90%, 07/01/30	3,405	3,454,939
ORIX Corp., 4.45%, 09/09/30	1,800	1,801,912
Raymond James Financial, Inc., 4.65%, 04/01/30(a)	2,523	2,568,063
Stifel Financial Corp., 4.00%, 05/15/30	2,049	2,008,678
Visa, Inc., 2.05%, 04/15/30(a)	7,849	7,277,215
		88,668,874
Electric — 6.9%
AEP Texas, Inc., Series I, 2.10%, 07/01/30	2,870	2,618,025
Security	Par (000)	Value
Electric (continued)
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(a)	$2,855	$2,530,885
Ameren Illinois Co., 1.55%, 11/15/30	2,080	1,838,943
American Electric Power Co., Inc., 2.30%, 03/01/30	1,951	1,805,444
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	4,996	4,910,717
Black Hills Corp., 2.50%, 06/15/30	1,763	1,629,211
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/30	2,463	2,520,097
CenterPoint Energy, Inc., 2.95%, 03/01/30	1,575	1,494,276
Commonwealth Edison Co., 2.20%, 03/01/30(a)	1,601	1,485,127
Connecticut Light and Power Co. (The), 4.95%, 01/15/30(a)	2,133	2,187,912
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	3,411	3,306,333
Consumers Energy Co., 4.70%, 01/15/30	3,262	3,332,061
Dayton Power & Light Co.(The), 4.55%, 08/15/30	1,530	1,522,039
Dominion Energy, Inc.
5.00%, 06/15/30	4,273	4,383,745
Series C, 3.38%, 04/01/30	6,934	6,691,886
DTE Electric Co., 2.25%, 03/01/30	3,054	2,839,940
DTE Energy Co.
2.95%, 03/01/30	1,365	1,294,450
5.20%, 04/01/30	4,942	5,098,183
Duke Energy Carolinas LLC
2.45%, 02/01/30	2,288	2,142,822
4.85%, 03/15/30	2,025	2,081,981
Duke Energy Corp., 2.45%, 06/01/30(a)	3,766	3,496,928
Duke Energy Florida LLC
1.75%, 06/15/30	3,765	3,397,529
4.20%, 12/01/30	1,825	1,821,388
Duke Energy Ohio, Inc., 2.13%, 06/01/30	2,642	2,423,176
Edison International, 6.25%, 03/15/30(a)	2,387	2,505,891
Entergy Corp., 2.80%, 06/15/30	2,738	2,567,021
Entergy Louisiana LLC, 1.60%, 12/15/30	1,881	1,662,615
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30(a)	1,877	1,730,507
Eversource Energy
4.45%, 12/15/30	3,281	3,274,722
Series R, 1.65%, 08/15/30(a)	3,004	2,658,098
Exelon Corp., 4.05%, 04/15/30	6,154	6,097,936
FirstEnergy Corp.
2.65%, 03/01/30	2,885	2,697,703
Series B, 2.25%, 09/01/30	2,097	1,902,417
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,678	1,687,352
Florida Power & Light Co., 4.63%, 05/15/30(a)	2,427	2,475,148
Georgia Power Co., 4.55%, 03/15/30	2,556	2,594,287
Interstate Power and Light Co., 2.30%, 06/01/30	1,745	1,608,148
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,025	1,984,712
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	2,469	2,300,970
4.30%, 12/10/30	3,120	3,115,788
4.95%, 02/07/30(a)	1,336	1,371,940
Nevada Power Co., Series DD, 2.40%, 05/01/30	2,202	2,035,341
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	9,399	8,648,353
5.00%, 02/28/30(a)	2,402	2,471,144
5.05%, 03/15/30	5,064	5,221,573
NSTAR Electric Co.
3.95%, 04/01/30(a)	2,067	2,044,505
4.85%, 03/01/30	1,846	1,889,319

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	$2,091	$1,955,790
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	1,841	1,771,386
3.30%, 03/15/30	1,238	1,193,864
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30	3,273	3,093,033
Pacific Gas and Electric Co., 4.55%, 07/01/30	15,288	15,251,671
PacifiCorp, 2.70%, 09/15/30(a)	2,150	1,982,731
Pinnacle West Capital Corp., 5.15%, 05/15/30	1,996	2,055,171
PPL Capital Funding, Inc., 4.13%, 04/15/30	1,929	1,913,063
Public Service Electric & Gas Co., 2.45%, 01/15/30(a)	1,751	1,644,427
Public Service Enterprise Group, Inc.
1.60%, 08/15/30(a)	2,749	2,438,227
4.90%, 03/15/30	1,855	1,897,502
Puget Energy, Inc., 4.10%, 06/15/30	2,591	2,542,217
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	3,811	3,402,194
Southern California Edison Co.
2.25%, 06/01/30(a)	3,261	2,968,049
5.25%, 03/15/30(a)	3,711	3,810,468
Southern Co. (The), Series A, 3.70%, 04/30/30	5,182	5,058,284
Southern Power Co., Series A, 4.25%, 10/01/30	3,429	3,420,311
Tucson Electric Power Co., 1.50%, 08/01/30	1,393	1,236,924
Union Electric Co., 2.95%, 03/15/30	2,237	2,131,779
WEC Energy Group, Inc., 1.80%, 10/15/30(a)	1,880	1,673,242
Wisconsin Electric Power Co., 4.15%, 10/15/30(a)	2,930	2,921,031
Xcel Energy, Inc., 3.40%, 06/01/30(a)	3,052	2,936,612
		198,696,564
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	2,824	2,538,304
Emerson Electric Co., 1.95%, 10/15/30	2,491	2,261,420
		4,799,724
Electronics — 1.0%
Amphenol Corp.
2.80%, 02/15/30(a)	4,808	4,567,762
4.13%, 11/15/30	4,092	4,064,836
Flex Ltd., 4.88%, 05/12/30	2,937	2,978,793
Honeywell International, Inc.
1.95%, 06/01/30	5,100	4,657,632
4.70%, 02/01/30(a)	4,591	4,690,096
Jabil, Inc., 3.60%, 01/15/30(a)	2,824	2,734,059
Keysight Technologies, Inc., 5.35%, 07/30/30	3,934	4,091,871
Tyco Electronics Group SA, 4.63%, 02/01/30	1,521	1,547,812
		29,332,861
Environmental Control — 0.5%
Republic Services, Inc.
2.30%, 03/01/30	3,342	3,113,006
4.75%, 07/15/30(a)	2,036	2,081,312
Waste Connections, Inc., 2.60%, 02/01/30	2,880	2,723,310
Waste Management, Inc.
4.63%, 02/15/30	3,420	3,481,346
4.65%, 03/15/30(a)	2,835	2,890,819
		14,289,793
Food — 1.9%
Campbell's Co.(The), 2.38%, 04/24/30	2,997	2,754,167
Conagra Brands, Inc.
5.00%, 08/01/30(a)	2,979	3,010,916
8.25%, 09/15/30	1,491	1,705,320
Security	Par (000)	Value
Food (continued)
General Mills, Inc.
2.88%, 04/15/30	$3,275	$3,100,455
4.88%, 01/30/30(a)	3,505	3,582,858
Hershey Co.(The)
1.70%, 06/01/30	2,397	2,164,659
4.75%, 02/24/30	2,189	2,241,777
Hormel Foods Corp., 1.80%, 06/11/30	4,711	4,256,404
Ingredion, Inc., 2.90%, 06/01/30	3,049	2,876,492
J M Smucker Co. (The), 2.38%, 03/15/30	2,605	2,419,582
Kellanova, 2.10%, 06/01/30(a)	2,134	1,955,969
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	3,639	3,558,523
Kroger Co. (The), 2.20%, 05/01/30(a)	2,357	2,168,589
McCormick & Co., Inc./MD, 2.50%, 04/15/30	2,339	2,174,971
Mondelez International, Inc.
2.75%, 04/13/30	4,160	3,920,887
4.50%, 05/06/30	1,670	1,685,745
Sysco Corp.
2.40%, 02/15/30(a)	2,415	2,250,815
5.10%, 09/23/30	3,634	3,745,665
5.95%, 04/01/30	4,563	4,828,792
		54,402,586
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30	4,940	4,952,473
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	2,805	2,500,566
National Fuel Gas Co., 5.50%, 03/15/30	2,385	2,467,224
NiSource, Inc., 3.60%, 05/01/30(a)	4,515	4,399,195
ONE Gas, Inc., 2.00%, 05/15/30(a)	1,947	1,777,749
Southern California Gas Co., Series XX, 2.55%, 02/01/30	2,838	2,675,444
Southwest Gas Corp., 2.20%, 06/15/30	2,393	2,185,065
		16,005,243
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc., 2.30%, 03/15/30(a)	4,333	3,986,316
Health Care - Products — 1.6%
Abbott Laboratories, 1.40%, 06/30/30(a)	3,447	3,087,153
Agilent Technologies, Inc., 2.10%, 06/04/30	2,757	2,521,158
Baxter International, Inc.
3.95%, 04/01/30(a)	2,660	2,599,696
4.90%, 12/15/30(a)	3,613	3,637,924
Boston Scientific Corp., 2.65%, 06/01/30	6,418	6,032,342
Dentsply Sirona , Inc., 3.25%, 06/01/30(a)	3,845	3,577,446
GE HealthCare Technologies, Inc., 5.86%, 03/15/30(a)	5,822	6,143,924
Smith & Nephew PLC, 2.03%, 10/14/30	4,594	4,130,274
Stryker Corp.
1.95%, 06/15/30	5,127	4,663,498
4.85%, 02/10/30	3,689	3,785,011
Thermo Fisher Scientific, Inc., 4.98%, 08/10/30(a)	3,571	3,689,442
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/30	2,646	2,724,320
		46,592,188
Health Care - Services — 3.6%
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	1,420	1,420,868
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	95	87,513
Ascension Health, Series 2025, 4.29%, 11/15/30(a)	2,398	2,399,542
Banner Health, 2.34%, 01/01/30(a)	949	884,821

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	$1,808	$1,617,715
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30(a)	2,917	2,842,323
Centene Corp.
3.00%, 10/15/30	8,618	7,715,470
3.38%, 02/15/30	9,185	8,475,773
Cigna Group(The)
2.40%, 03/15/30	6,931	6,449,392
4.50%, 09/15/30(a)	5,390	5,422,605
CommonSpirit Health
2.78%, 10/01/30	1,437	1,337,495
4.35%, 09/01/30	1,000	995,022
Elevance Health, Inc.
2.25%, 05/15/30	6,592	6,053,704
4.75%, 02/15/30(a)	3,298	3,357,179
HCA, Inc.
3.50%, 09/01/30	12,362	11,887,117
4.30%, 11/15/30	2,395	2,381,971
5.25%, 03/01/30	4,497	4,640,113
Humana, Inc., 4.88%, 04/01/30	2,995	3,017,306
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	3,084	3,085,917
Quest Diagnostics, Inc., 2.95%, 06/30/30(a)	3,829	3,626,871
Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,868	1,800,171
Sutter Health, Series 20A, 2.29%, 08/15/30(a)	2,090	1,918,426
UnitedHealth Group, Inc.
2.00%, 05/15/30	7,257	6,624,236
4.80%, 01/15/30(a)	5,685	5,813,705
5.30%, 02/15/30	6,042	6,293,104
Universal Health Services, Inc., 2.65%, 10/15/30	4,116	3,752,981
		103,901,340
Holding Companies - Diversified — 2.2%
Apollo Debt Solutions BDC, 5.88%, 08/30/30	2,462	2,480,554
Ares Capital Corp., 5.50%, 09/01/30	3,919	3,940,132
Ares Strategic Income Fund
5.60%, 02/15/30	3,449	3,450,765
5.80%, 09/09/30(c)	2,803	2,811,486
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(a)	1,375	1,374,949
Barings Private Credit Corp., 6.15%, 06/11/30(a)(c)	1,442	1,432,626
Blackstone Private Credit Fund
5.05%, 09/10/30	2,728	2,672,052
5.25%, 04/01/30	1,938	1,914,564
Blackstone Secured Lending Fund, 5.30%, 06/30/30	2,674	2,653,046
Blue Owl Capital Corp., 6.20%, 07/15/30	2,215	2,235,856
Blue Owl Credit Income Corp., 5.80%, 03/15/30	5,038	4,995,777
Capital Southwest Corp., 5.95%, 09/18/30(a)	1,940	1,940,524
Carlyle Secured Lending, Inc., 6.75%, 02/18/30	1,160	1,189,492
Franklin BSP Capital Corp., 6.00%, 10/02/30(a)(c)	1,060	1,041,111
FS KKR Capital Corp., 6.13%, 01/15/30(a)	3,050	2,979,607
Goldman Sachs BDC, Inc., 5.65%, 09/09/30(a)	2,200	2,195,976
Goldman Sachs Private Credit Corp., 6.25%, 05/06/30(a)(c)	2,557	2,602,599
Golub Capital Private Credit Fund, 5.88%, 05/01/30	2,695	2,727,616
Morgan Stanley Direct Lending Fund, 6.00%, 05/19/30(a)	2,013	2,048,890
MSD Investment Corp., 6.25%, 05/31/30(c)	2,040	2,043,525
Security	Par (000)	Value
Holding Companies - Diversified (continued)
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)	$1,736	$1,728,356
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	1,155	1,182,584
Oaktree Specialty Lending Corp., 6.34%, 02/27/30	1,170	1,165,541
Oaktree Strategic Credit Fund, 6.19%, 07/15/30(a)(c)	2,075	2,066,398
Sixth Street Lending Partners
5.75%, 01/15/30(a)	2,929	2,959,831
6.13%, 07/15/30	3,830	3,919,161
Sixth Street Specialty Lending, Inc., 5.63%, 08/15/30	1,766	1,782,168
		63,535,186
Home Builders — 0.4%
DR Horton, Inc., 4.85%, 10/15/30(a)	2,016	2,062,469
Lennar Corp., 5.20%, 07/30/30	4,003	4,124,740
NVR, Inc., 3.00%, 05/15/30	5,028	4,777,182
Sekisui House U.S., Inc., 3.85%, 01/15/30	1,035	998,013
		11,962,404
Household Products & Wares — 0.3%
Avery Dennison Corp., 2.65%, 04/30/30	2,307	2,155,567
Clorox Co. (The), 1.80%, 05/15/30(a)	2,984	2,694,537
Kimberly-Clark Corp., 3.10%, 03/26/30(a)	3,722	3,576,662
		8,426,766
Insurance — 3.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	1,547	1,851,298
Aflac, Inc., 3.60%, 04/01/30	5,162	5,072,297
Alleghany Corp., 3.63%, 05/15/30(a)	3,319	3,249,821
Allstate Corp. (The), 1.45%, 12/15/30(a)	3,337	2,919,517
American Financial Group, Inc./OH, 5.25%, 04/02/30(a)	1,158	1,211,549
American International Group, Inc.
3.40%, 06/30/30	2,186	2,114,564
4.85%, 05/07/30	3,375	3,458,251
Aon Corp., 2.80%, 05/15/30	5,365	5,061,507
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	1,949	2,034,051
Assurant, Inc., 3.70%, 02/22/30	2,194	2,129,300
Athene Holding Ltd., 6.15%, 04/03/30(a)	2,595	2,749,284
AXA SA, 8.60%, 12/15/30	4,589	5,375,624
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	3,553	3,177,051
1.85%, 03/12/30(a)	2,565	2,360,263
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	1,955	1,989,146
Brown & Brown, Inc., 4.90%, 06/23/30(a)	4,346	4,404,032
Chubb INA Holdings LLC, 1.38%, 09/15/30	5,913	5,218,273
CNA Financial Corp., 2.05%, 08/15/30	2,732	2,472,245
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30(a)	2,110	2,122,547
Fidelity National Financial, Inc., 3.40%, 06/15/30	3,648	3,479,785
First American Financial Corp., 4.00%, 05/15/30(a)	2,649	2,566,765
Globe Life, Inc., 2.15%, 08/15/30	2,514	2,280,413
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30	1,691	1,544,500
Horace Mann Educators Corp., 4.70%, 10/01/30	1,950	1,942,967
Kemper Corp., 2.40%, 09/30/30(a)	2,331	2,082,412
Lincoln National Corp., 3.05%, 01/15/30(a)	2,248	2,142,368
Loews Corp., 3.20%, 05/15/30(a)	3,142	3,012,185
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	4,460	4,069,484
4.65%, 03/15/30	5,214	5,308,210
MetLife, Inc., 4.55%, 03/23/30(a)	4,627	4,714,788

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc., 2.13%, 06/15/30	$3,293	$3,002,416
Progressive Corp. (The), 3.20%, 03/26/30	2,278	2,200,704
Prudential Financial, Inc., 2.10%, 03/10/30(a)	2,407	2,234,544
Prudential Funding Asia PLC, 3.13%, 04/14/30	5,121	4,903,414
Reinsurance Group of America, Inc., 3.15%, 06/15/30	3,190	3,023,243
		107,478,818
Internet — 3.3%
Alibaba Group Holding Ltd., 4.88%, 05/26/30(a)	4,082	4,193,230
Alphabet, Inc.
1.10%, 08/15/30	10,051	8,866,098
4.00%, 05/15/30(a)	4,225	4,226,456
4.10%, 11/15/30(a)	10,155	10,166,554
Amazon.com, Inc.
1.50%, 06/03/30	9,061	8,162,796
4.10%, 11/20/30	10,158	10,161,187
Baidu, Inc.
2.38%, 10/09/30	345	318,224
3.43%, 04/07/30(a)	595	577,030
eBay, Inc., 2.70%, 03/11/30	5,267	4,952,690
Expedia Group, Inc., 3.25%, 02/15/30	6,177	5,928,387
JD.com, Inc., 3.38%, 01/14/30(a)	1,795	1,744,189
Meta Platforms, Inc.
4.20%, 11/15/30	17,921	17,886,541
4.80%, 05/15/30	5,885	6,044,301
Tencent Music Entertainment Group, 2.00%, 09/03/30	2,331	2,112,587
Uber Technologies, Inc., 4.30%, 01/15/30	6,032	6,050,936
Weibo Corp., 3.38%, 07/08/30(a)	3,946	3,753,467
		95,144,673
Iron & Steel — 0.6%
Nucor Corp.
2.70%, 06/01/30(a)	2,622	2,464,762
4.65%, 06/01/30	2,484	2,526,407
Reliance, Inc., 2.15%, 08/15/30	3,173	2,884,104
Steel Dynamics, Inc., 3.45%, 04/15/30	3,352	3,240,089
Vale Overseas Ltd., 3.75%, 07/08/30	5,471	5,283,233
		16,398,595
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30(a)	2,155	2,253,318
Las Vegas Sands Corp., 6.00%, 06/14/30(a)	2,301	2,400,813
Marriott International, Inc./MD
4.80%, 03/15/30	2,470	2,520,723
Series FF, 4.63%, 06/15/30(a)	4,416	4,473,517
Sands China Ltd., 4.38%, 06/18/30	3,151	3,099,349
		14,747,720
Machinery — 1.8%
Caterpillar Financial Services Corp., 4.80%, 01/08/30(a)	1,979	2,043,427
Caterpillar, Inc., 2.60%, 04/09/30(a)	3,913	3,702,423
CNH Industrial Capital LLC, 4.50%, 10/16/30	2,496	2,497,516
Deere & Co., 3.10%, 04/15/30(a)	3,691	3,554,655
Deere Funding Canada Corp., 4.15%, 10/09/30(a)	2,244	2,238,977
Eaton Capital ULC, 4.45%, 05/09/30	2,621	2,640,681
Flowserve Corp., 3.50%, 10/01/30	2,882	2,753,254
IDEX Corp., 3.00%, 05/01/30(a)	2,395	2,267,625
John Deere Capital Corp.
2.45%, 01/09/30(a)	2,277	2,157,072
4.38%, 10/15/30	3,038	3,068,448
4.70%, 06/10/30(a)	4,585	4,699,043
Security	Par (000)	Value
Machinery (continued)
Series I, 4.55%, 06/05/30(a)	$3,993	$4,060,838
Oshkosh Corp., 3.10%, 03/01/30	1,892	1,805,798
Otis Worldwide Corp., 2.57%, 02/15/30	7,291	6,831,387
Regal Rexnord Corp., 6.30%, 02/15/30	4,760	5,047,235
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/30	2,218	2,264,362
		51,632,741
Manufacturing — 0.3%
3M Co.
3.05%, 04/15/30	3,177	3,036,174
4.80%, 03/15/30	2,943	3,004,452
Textron, Inc., 3.00%, 06/01/30	2,991	2,834,518
		8,875,144
Media — 1.2%
Comcast Corp.
2.65%, 02/01/30	7,548	7,119,642
3.40%, 04/01/30(a)	7,544	7,310,743
4.25%, 10/15/30	7,907	7,902,946
Fox Corp., 3.50%, 04/08/30(a)	3,521	3,414,691
Paramount Global, 7.88%, 07/30/30	3,020	3,245,895
Walt Disney Co. (The), 3.80%, 03/22/30(a)	5,359	5,309,638
		34,303,555
Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	3,600	3,466,018
BHP Billiton Finance USA Ltd.
5.00%, 02/21/30	4,595	4,732,192
5.25%, 09/08/30	4,377	4,556,078
Freeport-McMoRan, Inc.
4.25%, 03/01/30(a)	2,323	2,307,573
4.63%, 08/01/30	2,543	2,563,672
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,340	2,254,920
Rio Tinto Finance USA PLC, 4.88%, 03/14/30	8,238	8,445,548
		28,326,001
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30(a)	2,863	2,918,198
Oil & Gas — 4.9%
APA Corp., 4.25%, 01/15/30(a)	1,846	1,823,519
BP Capital Markets America, Inc.
1.75%, 08/10/30	5,400	4,856,687
3.63%, 04/06/30(a)	5,896	5,789,559
Canadian Natural Resources Ltd., 2.95%, 07/15/30(a)	2,583	2,440,440
Chevron Corp., 2.24%, 05/11/30(a)	7,318	6,797,349
Chevron USA, Inc.
4.30%, 10/15/30(a)	5,838	5,897,620
4.69%, 04/15/30	5,063	5,177,523
ConocoPhillips Co., 4.70%, 01/15/30	6,985	7,119,377
Devon Energy Corp., 4.50%, 01/15/30(a)	3,059	3,074,916
Diamondback Energy, Inc., 5.15%, 01/30/30	4,176	4,297,760
EOG Resources, Inc., 4.38%, 04/15/30	3,991	4,015,912
EQT Corp.
7.00%, 02/01/30(a)	2,722	2,957,580
7.50%, 06/01/30	2,250	2,476,184
Expand Energy Corp., 5.38%, 03/15/30	5,861	5,963,821
Exxon Mobil Corp.
2.61%, 10/15/30	9,776	9,170,205
3.48%, 03/19/30	9,688	9,482,577
HF Sinclair Corp., 4.50%, 10/01/30(a)	1,594	1,576,674

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp., 5.15%, 03/01/30	$5,298	$5,454,551
Occidental Petroleum Corp.
6.63%, 09/01/30	6,966	7,489,587
8.88%, 07/15/30	4,587	5,293,650
Ovintiv, Inc., 8.13%, 09/15/30	1,397	1,596,339
Phillips 66, 2.15%, 12/15/30	5,044	4,552,107
Pioneer Natural Resources Co., 1.90%, 08/15/30	3,397	3,082,450
Shell Finance U.S., Inc.
2.75%, 04/06/30	6,970	6,609,527
4.13%, 11/06/30	4,506	4,499,925
Shell International Finance BV, 2.75%, 04/06/30(a)	1,384	1,313,671
TotalEnergies Capital International SA, 2.83%, 01/10/30(a)	5,501	5,263,765
Valero Energy Corp., 5.15%, 02/15/30	2,995	3,083,881
Viper Energy Partners LLC, 4.90%, 08/01/30	2,486	2,516,635
Woodside Finance Ltd., 5.40%, 05/19/30	5,827	5,995,079
		139,668,870
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/30	2,546	2,572,397
Halliburton Co., 2.92%, 03/01/30(a)	5,148	4,885,335
Schlumberger Investment SA, 2.65%, 06/26/30	2,530	2,384,347
		9,842,079
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	2,779	2,589,299
5.10%, 03/17/30	2,904	2,983,325
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	4,173	4,302,920
Sonoco Products Co., 3.13%, 05/01/30(a)	3,042	2,880,566
WestRock MWV LLC, 8.20%, 01/15/30	1,824	2,072,056
		14,828,166
Pharmaceuticals — 5.0%
AbbVie, Inc., 4.88%, 03/15/30	4,609	4,741,266
Astrazeneca Finance LLC, 4.90%, 03/03/30	2,815	2,901,017
AstraZeneca PLC, 1.38%, 08/06/30	6,659	5,915,906
Becton Dickinson & Co., 2.82%, 05/20/30	4,120	3,883,443
Bristol-Myers Squibb Co., 1.45%, 11/13/30(a)	7,550	6,676,816
Cardinal Health, Inc., 4.50%, 09/15/30(a)	2,964	2,985,695
Cencora, Inc., 2.80%, 05/15/30	2,665	2,509,382
CVS Health Corp.
1.75%, 08/21/30(a)	5,355	4,758,173
3.75%, 04/01/30	6,390	6,228,257
5.13%, 02/21/30	8,219	8,430,706
Eli Lilly & Co., 4.75%, 02/12/30(a)	5,574	5,718,819
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/30(a)	3,405	3,457,660
Johnson & Johnson
1.30%, 09/01/30(a)	7,737	6,897,250
4.70%, 03/01/30(a)	4,492	4,622,433
McKesson Corp., 4.65%, 05/30/30(a)	3,191	3,240,880
Merck & Co., Inc.
1.45%, 06/24/30	6,970	6,243,017
4.15%, 09/15/30(a)	3,368	3,374,274
4.30%, 05/17/30	3,600	3,631,499
Novartis Capital Corp.
2.20%, 08/14/30(b)	6,985	6,460,587
4.10%, 11/05/30(b)	4,437	4,436,551
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30(a)	13,872	14,131,518
Pfizer, Inc.
1.70%, 05/28/30	4,637	4,198,945
Security	Par (000)	Value
Pharmaceuticals (continued)
2.63%, 04/01/30	$6,325	$5,969,590
4.20%, 11/15/30	4,019	4,026,540
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	12,017	10,988,057
Viatris, Inc., 2.70%, 06/22/30	5,303	4,857,551
Zoetis, Inc., 2.00%, 05/15/30	3,680	3,368,602
		144,654,434
Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30(a)	1,403	1,620,625
Enbridge, Inc.
4.90%, 06/20/30	2,396	2,446,783
6.20%, 11/15/30	4,225	4,540,295
Energy Transfer LP
3.75%, 05/15/30	6,649	6,476,907
5.20%, 04/01/30	1,941	2,002,245
6.40%, 12/01/30(a)	6,082	6,582,199
Enterprise Products Operating LLC, 2.80%, 01/31/30	6,501	6,178,265
Kinder Morgan, Inc., 5.15%, 06/01/30	5,351	5,537,166
MPLX LP, 2.65%, 08/15/30	7,722	7,159,685
ONEOK, Inc.
3.10%, 03/15/30	3,348	3,177,311
3.25%, 06/01/30	2,580	2,457,625
5.80%, 11/01/30	2,813	2,961,422
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	4,045	3,938,290
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	9,976	10,029,915
Targa Resources Corp., 4.90%, 09/15/30(a)	3,811	3,888,289
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30(a)	4,880	4,971,082
TransCanada PipeLines Ltd., 4.10%, 04/15/30	6,053	5,989,388
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30(a)	3,276	3,149,417
Western Midstream Operating LP, 4.05%, 02/01/30	5,008	4,910,413
Williams Companies, Inc.(The)
3.50%, 11/15/30	4,927	4,731,109
4.63%, 06/30/30(a)	4,434	4,481,063
		97,229,494
Real Estate — 0.1%
CBRE Services, Inc., 4.80%, 06/15/30	3,387	3,434,119
Real Estate Investment Trusts — 6.3%
Agree LP, 2.90%, 10/01/30	1,724	1,613,467
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30(a)	2,687	2,709,683
4.90%, 12/15/30(a)	3,575	3,631,841
American Homes 4 Rent LP, 4.95%, 06/15/30	2,228	2,256,511
American Tower Corp.
1.88%, 10/15/30	3,678	3,288,960
2.10%, 06/15/30	4,091	3,722,917
2.90%, 01/15/30	3,600	3,417,121
4.90%, 03/15/30(a)	4,105	4,191,728
5.00%, 01/31/30	2,960	3,032,241
AvalonBay Communities, Inc.
2.30%, 03/01/30(a)	3,538	3,284,706
4.35%, 12/01/30	2,508	2,509,319
Boston Properties LP, 2.90%, 03/15/30	3,121	2,929,094
Brixmor Operating Partnership LP, 4.05%, 07/01/30	4,019	3,958,873
Camden Property Trust, 2.80%, 05/15/30	3,487	3,291,051
COPT Defense Properties LP, 4.50%, 10/15/30	1,856	1,850,396

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Cousins Properties LP, 5.25%, 07/15/30	$1,967	$2,018,231
Crown Castle, Inc., 3.30%, 07/01/30	4,065	3,857,582
CubeSmart LP, 3.00%, 02/15/30	1,815	1,720,425
EPR Properties, 4.75%, 11/15/30	1,550	1,537,071
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	4,725	4,742,287
Equinix, Inc., 2.15%, 07/15/30	5,962	5,411,726
ERP Operating LP, 2.50%, 02/15/30(a)	3,003	2,820,773
Essex Portfolio LP, 3.00%, 01/15/30	2,560	2,434,384
Extra Space Storage LP
2.20%, 10/15/30(a)	2,008	1,819,035
5.50%, 07/01/30(a)	4,163	4,332,416
Federal Realty OP LP, 3.50%, 06/01/30	2,118	2,044,137
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30	3,290	3,196,212
Healthcare Realty Holdings LP, 3.10%, 02/15/30(a)	3,317	3,146,875
Healthpeak OP LLC, 3.00%, 01/15/30	4,128	3,916,915
Highwoods Realty LP, 3.05%, 02/15/30	1,165	1,087,660
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	4,233	4,032,921
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30	2,368	2,453,591
Kilroy Realty LP, 3.05%, 02/15/30	2,889	2,694,498
Kimco Realty OP LLC, 2.70%, 10/01/30(a)	2,337	2,192,026
Kite Realty Group Trust, 4.75%, 09/15/30	1,875	1,893,647
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	2,809	2,887,048
Lineage OP LP, 5.25%, 07/15/30(c)	2,748	2,771,147
LXP Industrial Trust, 2.70%, 09/15/30	2,087	1,913,278
Mid-America Apartments LP, 2.75%, 03/15/30(a)	2,007	1,897,542
NNN REIT, Inc., 2.50%, 04/15/30	2,459	2,284,610
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	3,005	3,057,964
Piedmont Operating Partnership LP, 3.15%, 08/15/30	1,031	950,700
Prologis LP
1.25%, 10/15/30	4,108	3,596,794
1.75%, 07/01/30(a)	1,744	1,571,451
2.25%, 04/15/30	4,993	4,636,221
Public Storage Operating Co., 4.38%, 07/01/30(a)	2,092	2,108,209
Realty Income Corp.
3.40%, 01/15/30	2,000	1,943,172
4.85%, 03/15/30(a)	3,104	3,182,086
Regency Centers LP, 3.70%, 06/15/30	3,072	3,006,277
Rexford Industrial Realty LP, 2.13%, 12/01/30	2,539	2,272,371
Simon Property Group LP
2.65%, 07/15/30	4,317	4,044,233
4.38%, 10/01/30(a)	3,574	3,589,524
Store Capital LLC
2.75%, 11/18/30	1,630	1,483,412
5.40%, 04/30/30(c)	1,906	1,940,673
UDR, Inc., 3.20%, 01/15/30	2,677	2,574,708
Ventas Realty LP
3.00%, 01/15/30(a)	2,953	2,810,085
4.75%, 11/15/30	2,353	2,383,688
VICI Properties LP, 4.95%, 02/15/30	4,777	4,834,006
Welltower OP LLC
3.10%, 01/15/30	3,779	3,623,175
4.50%, 07/01/30	5,504	5,556,253
Weyerhaeuser Co., 4.00%, 04/15/30	4,461	4,395,215
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WP Carey, Inc., 4.65%, 07/15/30	$2,141	$2,154,566
		180,508,728
Retail — 3.3%
AutoNation, Inc., 4.75%, 06/01/30	2,484	2,505,355
AutoZone, Inc.
4.00%, 04/15/30(a)	3,680	3,633,674
5.13%, 06/15/30	2,255	2,322,841
Best Buy Co., Inc., 1.95%, 10/01/30(a)	3,464	3,115,841
Costco Wholesale Corp., 1.60%, 04/20/30	8,713	7,899,636
Dollar General Corp., 3.50%, 04/03/30	3,311	3,196,596
Genuine Parts Co., 1.88%, 11/01/30	2,859	2,526,353
Home Depot, Inc.(The)
2.70%, 04/15/30(a)	7,393	6,998,550
3.95%, 09/15/30(a)	2,659	2,644,972
Lowe's Companies, Inc.
1.70%, 10/15/30	6,354	5,654,663
4.50%, 04/15/30	6,021	6,092,243
McDonald's Corp.
2.13%, 03/01/30	3,936	3,640,859
3.60%, 07/01/30(a)	4,684	4,593,430
4.60%, 05/15/30	3,320	3,377,464
O'Reilly Automotive, Inc., 4.20%, 04/01/30	2,424	2,418,457
Starbucks Corp.
2.25%, 03/12/30	4,090	3,782,245
2.55%, 11/15/30(a)	6,548	6,066,042
4.80%, 05/15/30	2,030	2,072,312
Target Corp.
2.35%, 02/15/30	4,081	3,822,180
2.65%, 09/15/30	2,700	2,528,616
TJX Companies, Inc. (The), 3.88%, 04/15/30	2,763	2,747,808
Tractor Supply Co., 1.75%, 11/01/30	3,725	3,308,144
Walmart, Inc.
4.00%, 04/15/30(a)	2,429	2,444,942
4.35%, 04/28/30	4,765	4,840,430
7.55%, 02/15/30(a)	2,215	2,515,023
		94,748,676
Semiconductors — 3.5%
Analog Devices, Inc., 4.50%, 06/15/30	3,624	3,671,426
Applied Materials, Inc., 1.75%, 06/01/30	3,729	3,373,621
Broadcom, Inc.
4.15%, 11/15/30	9,987	9,926,189
4.20%, 10/15/30	3,820	3,808,091
4.35%, 02/15/30	7,148	7,190,015
4.60%, 07/15/30	7,698	7,803,385
5.00%, 04/15/30	2,723	2,802,661
5.05%, 04/15/30	4,750	4,894,043
Intel Corp.
3.90%, 03/25/30(a)	7,111	6,976,638
5.13%, 02/10/30	5,722	5,866,348
Lam Research Corp., 1.90%, 06/15/30	4,035	3,673,591
Marvell Technology, Inc., 4.75%, 07/15/30	2,835	2,870,368
Microchip Technology, Inc., 5.05%, 02/15/30	4,780	4,888,335
Micron Technology, Inc., 4.66%, 02/15/30	4,463	4,503,015
NVIDIA Corp., 2.85%, 04/01/30	7,300	6,977,078
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	4,698	4,529,423
QUALCOMM, Inc.
2.15%, 05/20/30	5,755	5,303,730
4.50%, 05/20/30	2,303	2,338,348

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Texas Instruments, Inc.
1.75%, 05/04/30	$4,041	$3,681,309
4.50%, 05/23/30	2,820	2,864,194
Xilinx, Inc., 2.38%, 06/01/30	4,366	4,061,327
		102,003,135
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30	2,585	2,565,122
5.35%, 01/15/30	2,275	2,351,030
		4,916,152
Software — 3.2%
Adobe, Inc.
2.30%, 02/01/30	5,813	5,440,556
4.95%, 01/17/30	2,734	2,828,338
Autodesk, Inc., 2.85%, 01/15/30	3,043	2,885,697
Fiserv, Inc.
2.65%, 06/01/30	5,614	5,185,204
4.75%, 03/15/30	3,778	3,798,989
Intuit, Inc., 1.65%, 07/15/30(a)	2,991	2,686,234
Microsoft Corp., 1.35%, 09/15/30(a)	1,836	1,641,344
Oracle Corp.
2.95%, 04/01/30	15,813	14,612,245
3.25%, 05/15/30	3,158	2,945,150
4.45%, 09/26/30(a)	12,937	12,626,875
4.65%, 05/06/30	4,314	4,266,963
Paychex, Inc., 5.10%, 04/15/30	7,426	7,632,725
Roper Technologies, Inc.
2.00%, 06/30/30	3,186	2,881,875
4.45%, 09/15/30(a)	2,199	2,203,551
ServiceNow, Inc., 1.40%, 09/01/30	7,975	7,029,228
Synopsys, Inc., 4.85%, 04/01/30	8,960	9,142,791
VMware LLC, 4.70%, 05/15/30	3,764	3,828,644
		91,636,409
Telecommunications — 4.7%
America Movil SAB de CV, 2.88%, 05/07/30	5,044	4,734,069
AT&T, Inc.
4.30%, 02/15/30(a)	14,345	14,355,064
4.70%, 08/15/30(a)	6,077	6,170,530
British Telecommunications PLC, 9.63%, 12/15/30	12,891	15,679,409
Cisco Systems, Inc., 4.75%, 02/24/30	4,128	4,234,494
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	17,479	20,380,668
Juniper Networks, Inc., 2.00%, 12/10/30(a)	2,435	2,165,063
Koninklijke KPN NV, 8.38%, 10/01/30(a)	2,791	3,248,240
Motorola Solutions, Inc.
2.30%, 11/15/30(a)	4,231	3,845,617
4.85%, 08/15/30(a)	3,007	3,064,616
Telefonica Europe BV, 8.25%, 09/15/30(a)	6,349	7,271,245
T-Mobile USA, Inc., 3.88%, 04/15/30	33,046	32,464,409
Verizon Communications, Inc.
1.50%, 09/18/30(a)	4,882	4,311,244
1.68%, 10/30/30	4,206	3,729,797
3.15%, 03/22/30(a)	4,903	4,697,933
7.75%, 12/01/30	2,620	3,002,520
Vodafone Group PLC, 7.88%, 02/15/30	2,178	2,474,552
		135,829,470
Toys, Games & Hobbies — 0.1%
Mattel, Inc., 5.00%, 11/17/30(a)	3,375	3,407,027
Security	Par (000)	Value
Transportation — 1.1%
Canadian Pacific Railway Co.
2.05%, 03/05/30	$2,360	$2,172,971
4.80%, 03/30/30	2,751	2,812,985
CSX Corp., 2.40%, 02/15/30	2,321	2,170,984
FedEx Corp., 4.25%, 05/15/30(a)	2,602	2,609,677
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	3,914	4,001,064
Norfolk Southern Corp., 5.05%, 08/01/30(a)	3,024	3,124,587
Ryder System, Inc.
4.30%, 12/01/30	1,250	1,243,516
4.85%, 06/15/30(a)	1,656	1,685,771
5.00%, 03/15/30	1,863	1,907,376
Union Pacific Corp., 2.40%, 02/05/30	3,544	3,319,988
United Parcel Service, Inc.
4.45%, 04/01/30	2,963	3,012,903
4.65%, 10/15/30(a)	2,395	2,451,912
		30,513,734
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30	2,816	2,763,417
Venture Capital — 0.1%
Hercules Capital, Inc., 6.00%, 06/16/30(a)	1,990	2,012,702
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30(a)	2,679	2,539,985
Essential Utilities, Inc., 2.70%, 04/15/30(a)	2,435	2,292,411
		4,832,396
Total Long-Term Investments — 98.5% (Cost: $2,792,101,153)		2,836,279,694
	Shares
Short-Term Securities
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	190,979,104	191,074,594
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	21,120,000	21,120,000
Total Short-Term Securities — 7.4% (Cost: $212,164,114)		212,194,594
Total Investments — 105.9% (Cost: $3,004,265,267)		3,048,474,288
Liabilities in Excess of Other Assets — (5.9)%		(169,027,228)
Net Assets — 100.0%		$2,879,447,060

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,634,322	$32,440,352 (a)	$—	$(80)	$—	$191,074,594	190,979,104	$145,115 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,970,000	9,150,000 (a)	—	—	—	21,120,000	21,120,000	76,623	—
				$(80)	$—	$212,194,594		$221,738	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,836,279,694	$—	$2,836,279,694
Short-Term Securities
Money Market Funds	212,194,594	—	—	212,194,594
	$212,194,594	$2,836,279,694	$—	$3,048,474,288

Portfolio Abbreviation
REIT	Real Estate Investment Trust